Debt (Details Textual) - USD ($)			1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 13, 2015	Jan. 08, 2015	Dec. 22, 2014	Apr. 30, 2014	Jan. 31, 2014	Jan. 20, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Short-term Debt [Line Items]
Term loan with a third party financial institution							$ 124,000		$ 124,000
Line of credit, outstanding balance							$ 76,437		$ 84,700	$ 109,490
Interest rate							4.50%		4.50%
Amortization of debt discount							$ 160,453		$ 263,166
Common stock issued to note holder, shares									50,000
Common stock issued, shares									5,000	51,657
Outstanding balance										$ 16,000
Legal cost									$ 44,310
Interest accrued							$ 375,000
Conic Systems Inc [Member]
Short-term Debt [Line Items]
Interest rate											4.85%
Maturity date											Dec. 31, 2015
Due to related parties										16,000	$ 56,000
Outstanding balance									$ 0	3,318
Convertible Debt [Member]
Short-term Debt [Line Items]
Interest rate	12.00%	3.00%					12.00%		12.00%
Increase in interest rate	15.00%
Term loan from third party financial institution	$ 100,000	$ 109,000							$ 100,000
Debt instrument, Peroid		1 year							1 year
Interest Payable		$ 6,000
Debt instrument, convertible embedded conversion feature	88,419
Amortization of debt discount							$ 142,283
Amount of convertible debt							537,214		$ 453,579
Convertible debt, Description		Conversion price equal to the lower of $0.50 or 80% of the share price that will be used by the Company in its next share issuance.							The conversion price is equivalent to 70% of the lowest daily VWAP (volume weighted average price) during the 10-day trading period immediately prior to conversion.
Deferred finance fees	$ 34,878	$ 9,000
Common stock issued, shares	25,000
Warrants issued		21,800
Exercise price		$ 0.63
Warrants term		2 years
Original issue discount amount		$ 95,322
Convertible Debt [Member] | Share Exchange Agreement [Member]
Short-term Debt [Line Items]
Interest rate									12.00%
Debt instrument, Peroid									1 year
Interest Payable									$ 7,500
Description of debt instrument									Beginning on October 29, 2014 and on each of the following 5 successive months thereafter, the Company is obligated to pay 1/6th of the face amount of the note and accrued interest. All overdue accrued and unpaid interest is subject to a late fee at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law. The Company may prepay the note for the sum of the then outstanding principal amount of the convertible note and guaranteed interest multiplied by 125%. The note includes a reset provision in the conversion price in the event the Company subsequently sells shares at a price lower than $0.30.
Debt instrument, convertible embedded conversion feature									$ 341,987
Conversion price									$ 0.30
Amortization of debt discount									$ 10,000
Forbearance penalty									$ 50,000
Convertible Debt [Member] | Public Offering [Member]
Short-term Debt [Line Items]
Common stock issued to note holder, shares									25,000
Common stock issued to note holder, value									$ 24,421
Deferred finance fees									$ 12,000
Common stock issued, shares									2,500
Common stock issued, Value									$ 3,250
Convertible Debt One [Member]
Short-term Debt [Line Items]
Interest rate									8.00%
Debt instrument, Peroid									1 year
Amortization of debt discount									$ 23,000
Amount of convertible debt									$ 93,000
Convertible debt, Description									The conversion price is equivalent to 70% of the averages of the lowest five (5) closing bid prices during the 10 day trading period immediately prior to conversion. In the event of default, the Company is obligated to pay 150% of the sum of the then due outstanding principal plus any unpaid and outstanding interest.
Convertible Debt Two [Member]
Short-term Debt [Line Items]
Interest rate			15.00%
Debt instrument, Peroid			1 year
Amount of convertible debt			$ 50,000
Convertible debt, Description			The conversion price is equivalent to 70% of the lowest daily VWAP (volume weighted average price) during the 10 day trading period immediately prior to conversion.
Convertible Debt Two [Member] | Public Offering [Member]
Short-term Debt [Line Items]
Common stock issued to note holder, shares			25,000
Common stock issued to note holder, value			$ 10,159
Deferred finance fees			$ 6,000
Common stock issued, shares			2,500
Common stock issued, Value			$ 1,275
CEO [Member]
Short-term Debt [Line Items]
Maturity date						May 30, 2014
Due to related parties						$ 115,000	20,500		$ 20,500	$ 21,000
Director [Member]
Short-term Debt [Line Items]
Interest rate				12.50%
Due to related parties				$ 10,000	$ 10,000
Debt instrument, Peroid				6 months	6 months
Note issued to director				$ 25,000
Interest Payable				$ 1,562
Description of debt instrument				The note shall be paid at the earlier of the Company's receipt of $50,000 in debt or equity funding or 365 days.
Outstanding balance				$ 25,000			$ 20,000		$ 20,000
Cheif Executive Officer Family [Member]
Short-term Debt [Line Items]
Interest rate							3.00%		3.00%	3.00%
Due to related parties							$ 200,000		$ 200,000	$ 200,000